CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Ordinary Shares Follow-on offering	Ordinary Shares Direct offering	Ordinary Shares At-the-Market offering ("ATM")	Ordinary Shares Private placement in public equity financing	Ordinary Shares Underwritten Public Offering	Ordinary Shares	Additional Paid-in Capital Follow-on offering	Additional Paid-in Capital Direct offering	Additional Paid-in Capital At-the-Market offering ("ATM")	Additional Paid-in Capital Private placement in public equity financing	Additional Paid-in Capital Underwritten Public Offering	Additional Paid-in Capital	Accumulated other Comprehensive loss	Accumulated deficit	Follow-on offering	Direct offering	At-the-Market offering ("ATM")	Private placement in public equity financing	Underwritten Public Offering	Total
Balance as of beginning at Dec. 31, 2022						$ 3						$ 81,761	$ (392)	$ (39,871)						$ 41,501
Balance as of beginning (in shares) at Dec. 31, 2022						24,898,908
Ordinary Shares
Issuance of ordinary shares							$ 27,317		$ 27,403						$ 27,317		$ 27,403
Number of shares issued	2,000,000		731,843
Non-cash exercise of Representative's Warrants (in shares)						65,399
Exercise of warrant												21,652								21,652
Exercise of warrant (in shares)						1,105,978
Exercise of share options												349								349
Exercise of share options (in shares)						347,316
Share-based compensation expense												3,823								3,823
Net loss														(31,632)						(31,632)
Foreign currency translation adjustment													18							18
Balance as of ending at Dec. 31, 2023						$ 3						162,305	(374)	(71,503)						90,431
Balance as of ending (in shares) at Dec. 31, 2023						29,149,444
Ordinary Shares
Issuance of ordinary shares								$ 24,811	16,295							$ 24,811	16,295
Number of shares issued		651,380	284,719
Non-cash exercise of Representative's Warrants (in shares)						73,800
Exercise of warrant												38,960								38,960
Exercise of warrant (in shares)						1,320,337
Exercise of share options												2,767								2,767
Exercise of share options (in shares)						346,869
Share-based compensation expense												8,987								8,987
Net loss														(36,144)						(36,144)
Foreign currency translation adjustment													(286)							(286)
Balance as of ending at Dec. 31, 2024						$ 3						254,125	(660)	(107,647)						145,821
Balance as of ending (in shares) at Dec. 31, 2024						31,826,549
Ordinary Shares
Issuance of ordinary shares					$ 1			$ 27,746	$ 28,971	$ 118,211	$ 377,466					$ 27,746	$ 28,971	$ 118,211	$ 377,467
Number of shares issued		489,079	193,000	1,953,124	2,613,636
Exercise of warrant												102,993								102,993
Exercise of warrant (in shares)						1,463,491
Exercise of share options												7,845								7,845
Exercise of share options (in shares)						561,081
Share-based compensation expense												38,919								38,919
Share-based compensation expense (in shares)						240,000,000
Net loss														(77,611)						(77,611)
Foreign currency translation adjustment													124							124
Balance as of ending at Dec. 31, 2025						$ 4						$ 956,276	$ (536)	$ (185,258)						$ 770,486
Balance as of ending (in shares) at Dec. 31, 2025						39,339,960